Available-For-Sale Marketable Securities (Available-For-Sale Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost	$ 49,329
Gross unrealized gains	786
Gross unrealized losses	(4)
Available-for-sale securities Fair value	50,111
Government Debentures - Fixed And Floating Interest Rate [Member]
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost	12,428
Gross unrealized gains	192
Gross unrealized losses
Available-for-sale securities Fair value	12,620
Corporate Debenture - Fix And Floating Interest Rate [Member]
Schedule of Available-For-Sale Securities [Line Items]
Amortized cost	36,901
Gross unrealized gains	594
Gross unrealized losses	(4)
Available-for-sale securities Fair value	$ 37,441